CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net Comprehensive Loss	$ (20,636)	$ (34,339)
Total Comprehensive (Loss) Income attributable to:
Shareholders of the Company	(21,520)	(34,242)
Non-controlling interest	884	(97)
Total Comprehensive Loss	$ (20,636)	$ (34,339)